Asset transfers (Details) - Securities repurchase agreements or lending transactions - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 23,910	£ 24,180
Fair value of associated liabilities	23,222	23,692
Trading assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	14,020	10,463
Other financial assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 9,890	£ 13,717